Goodwill & Intangible Assets, Net (Details) - Schedule of Goodwill and Intangible Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	$ 7,420	$ 58,298
Impairment of the Goodwill related to the acquisition	(7,420)	(50,878)
Ending balance		7,420	58,298
Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	7,055	7,055
Ending balance		7,055	7,055
AI Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Beginning balance	365	51,243
Ending balance		365	$ 51,243
Nanox AI [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition	(365)	(50,878)
Nanox AI [Member] | Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition
Nanox AI [Member] | AI Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition	(365)	$ (50,878)
USARAD [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition	(7,055)
USARAD [Member] | Radiology Services [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition	(7,055)
USARAD [Member] | AI Solutions [Member]
Schedule of Goodwill and Intangible Assets [Line Items]
Impairment of the Goodwill related to the acquisition